Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss for the year	$ (22,125)	$ (23,169)	$ (24,532)
Adjustments for non-cash items	1,186	(323)	541
Interest received	154	13
Interest paid	(65)	(172)	(25)
Income taxes received	1,597	754	846
Cash flow from operating activities before changes in working capital	(19,253)	(22,897)	(23,170)
Cash flow from changes in working capital:
Changes in net working capital	1,562	(2,877)	1,237
Net cash used in operating activities	(17,691)	(25,774)	(21,933)
Investing activities:
Investment in intangible assets			(60)
Purchase of property and equipment	(87)	(292)	(1,300)
Payment of non-current financial assets - leasehold deposits	(6)	24	30
Net cash used in investing activities	(93)	(268)	(1,330)
Financing activities:
Proceeds from issuance of shares and exercise of warrants, less underwriter discounts	9,168	428	53,854
Proceeds from issuance of warrants	2,587
Transaction costs related to issuance of shares	(432)		(3,760)
Proceeds from borrowings	65	7,849
Repayment of borrowings	(371)	(119)	(63)
Leasing instalments	(326)	(305)	(226)
Net cash provided by financing activities	10,691	7,853	49,805
Net increase/ (decrease) in cash and cash equivalents	(7,093)	(18,189)	26,542
Cash and cash equivalents at January 1	13,184	32,166	5,834
Exchange rate adjustments on cash and cash equivalents	(508)	(793)	(210)
Cash and cash equivalents at December 31	5,583	13,184	32,166
Non-cash investing and financing activities
Acquisition of property and equipment through loan from lessor	$ 65	$ 84
Acquisition of property and equipment included in trade payables			$ 90